ROYALTIES, AND MINING AND INCOME TAX - Unrecognized (Details) - ZAR (R) R in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax
Tax losses	R 4,897.8	R 3,480.0	R 3,558.2
Other deductible temporary differences	45,292.4	27,679.6	24,122.2
Deferred tax assets not recognised	12,636.8	7,564.8	5,242.9
Wits Gold
Income tax
Tax losses	63.5	63.9	64.6
Deferred tax assets not recognised	17.8	17.9	18.1
Ezulwini
Income tax
Tax losses	2,156.7	2,230.2	2,591.1
Other deductible temporary differences	3,597.4	3,208.4	2,923.7
Deferred tax assets not recognised	1,611.1	1,522.8	1,544.1
Rand Refinery
Income tax
Tax losses	1,259.4	1,132.7	886.6
Other deductible temporary differences	4,200.3	4,115.7	4,045.7
Deferred tax assets not recognised	1,528.7	1,469.6
DRDGOLD Limited
Income tax
Tax losses	26.2	37.3
Other deductible temporary differences	494.6	602.9
Deferred tax assets not recognised	145.8	130.0
Western Platinum Limited [Member]
Income tax
Tax losses	839.9
Other deductible temporary differences	7,926.6
Deferred tax assets not recognised	2,454.6
Eastern Platinum Limited [Member]
Income tax
Tax losses	539.2
Other deductible temporary differences	3,123.9
Deferred tax assets not recognised	1,025.7
Akanani [Member]
Income tax
Other deductible temporary differences	685.1
Deferred tax assets not recognised	191.8
Messina Platinum Limited [Member]
Income tax
Other deductible temporary differences	2,867.5
Deferred tax assets not recognised	802.9
Burnstone
Income tax
Other deductible temporary differences	15,207.4	13,419.8	11,306.8
Deferred tax assets not recognised	4,258.1	3,757.5	3,165.9
Ridge Mining Services Proprietary Limited
Income tax
Other deductible temporary differences	677.5	715.5	499.5
Deferred tax assets not recognised	189.7	200.3	139.9
Stillwater Canada, Inc. [Member]
Income tax
Other deductible temporary differences	1,385.4	1,916.4	1,550.8
Deferred tax assets not recognised	351.6	395.4	284.4
South Africa Region [Member] | Other
Income tax
Tax losses	12.9	15.9	15.9
Other deductible temporary differences	63.6	48.9	54.2
Deferred tax assets not recognised	21.5	18.1	19.6
US Region/ Stillwater | Other
Income tax
Other deductible temporary differences	165.3	172.0	183.3
Deferred tax assets not recognised	R 37.5	R 53.2	R 70.9